Dividends on ordinary shares and preference shares (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Dividends [Abstract]
Ordinary shares	£ 852	£ 648	£ 700
Preference shares	21	£ 21	19
Total	£ 873		£ 719